Labor and Social Obligations - Summary (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Labor and Social Obligations
Bonuses	R$ 28,045	R$ 2,897
Payroll and social charges	17,763	4,519
Payroll accruals	18,998	6,597
Other labor	6,506	1,875
Labor and social obligations	71,312	15,888
Current	68,511	15,888
Non-current	2,801
Bonus recorded	R$ 14,519	R$ 4,224	R$ 850
Arco plan
Labor and Social Obligations
Number of share options outstanding in share-based payment arrangement	0	1,091,039
Total compensation expense	R$ 0